Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	75 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Multi-Manager International Equity Strategies Fund Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	18.68%	10.11%	6.41%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Average Annual Return, Percent		19.40%	8.61%	5.60%

[1]	The Fund’s performance prior to August 13, 2024 reflects returns achieved by the Investment Manager and all subadvisers other than Walter Scott & Partners Limited (Walter Scott). Thereafter, the Investment Manager and all subadvisers, including Walter Scott, have each managed a portion of the Fund’s portfolio. If the Fund’s current Investment Manager and subadvisers had been in place for the prior periods, results shown may have been different.